SHARE CAPITAL	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [Abstract]
SHARE CAPITAL [Text Block]

14. SHARE CAPITAL

(a) Authorized - Unlimited number of common shares, without par value.

(b) Issued

Transaction during the year ended December 31, 2025:

(i) On October 28, 2025, the Company closed a financing package consisting of a brokered private placement of 5,031,250 common shares at a price of C$8.00 per share, for gross proceeds of $28,777 (C$40,250) and a non-brokered private placement with funds managed by Wexford Capital LP, a related party, issuing 1,875,000 common shares at the same issue price for additional gross proceeds of $10,719 (C$15,000). In connection with the 2025 Offering, the Company incurred share issuance transaction costs of $2,058.

(ii) During the year, the Company repurchased 534,800 common shares of the Company under a normal course issuer bid for $1,357 (C$1,955). The common shares acquired by the Company are cancelled. The repurchase resulted in a reduction of Share Capital by $749, representing the average carrying value of the shares, with the remaining $608 of the purchase price was allocated to Deficit.

Transaction during the year ended December 31, 2024:

(iii) During the year, the Company repurchased 1,996,900 common shares of the Company under a normal course issuer bid for $4,699 (C$6,410). The common shares acquired by the Company are cancelled. The repurchase resulted in a reduction of Share Capital by $2,651, representing the average carrying value of the shares, with the remaining $2,048 of the purchase price was allocated to Deficit.

(c) Share options

The Company may grant stock options to its directors, executive officers, employees, and consultants to acquire common shares, exercisable for up to five years from the grant date and subject to vesting conditions, which generally occur in three equal annual tranches. The following table summarizes information about the movement of the share options outstanding under the Company's plan:

	For the year ended December 31, 2025		For the year ended December 31, 2024
	Number of options	WAEP*	Number of options	WAEP
Opening balance	1,805,050	C$2.83	3,736,504	C$2.62
Granted	740,000	4.47	200,000	3.31
Mako replacement options**	-	-	1,181,950	2.49
Exercised	(500,966)	3.04	(1,767,853)	1.95
Forfeited	(30,000)	4.47	(45,000)	2.13
Expired	(279,750)	4.02	(1,500,551)	3.18
Ending balance	1,734,334	C$3.25	1,805,050	C$2.83
Options exercisable	845,166	C$2.36	1,429,217	C$2.88
Weighted average remaining contractual life (in years)	3.14		2.77

* WAEP = Weighted average exercise price

**Make replacement warrants are issued on acquisition of GoldSource

During the year, the weighted-average market price of the shares on the dates the stock options were exercised was $4.55 (2024: $3.27).

The fair value of the options granted during the year was $1,276 (2024: $272). The fair value was estimated at the grant date using the Black-Scholes option pricing model based on the following assumptions: risk free interest rate of 2.78% (2024: 3.78%), expected volatility of 58.24% (2024: 61.05%), expected option life of 5 years (2024: 2.90 years), and an expected dividend yield of Nil (2024: Nil).

During the year ended December 31, 2025, the Company recorded share-based payments expense of $592 (2024: $279), all of which is included in general and administrative expenses.

(d) Restricted share units ("RSU")

Under the terms of the Company's RSU Plan, the Board of Directors may grant RSUs to directors, officers, employees, and consultants, subject to vesting conditions, which generally occur over three years, and RSU's are settled in equity. The following table summarizes the RSU movements:

	For the year ended December 31
	2025	2024
Opening balance	586,985	1,089,019
Granted	509,285	-
Exercised	(3,651)	(395,720)
Net settlement for tax withholding	-	(33,590)
Forfeited	-	(72,724)
Ending balance	1,092,619	586,985
RSU vested	291,666	-

The fair value of RSU grated during the year was $1,674 (2024: $Nil) determined based on the market value of the Company shares at the date of issuance. For the year ended December 31, 2025, total share‐based compensation relating to RSUs was $708 (2024: $543), of which all is included in general and administrative expenses.

(e) Deferred share units ("DSU")

Under the terms of the Company's DSU Plan, the Board of Directors may grant DSUs to directors, which vest immediately and are settled in equity when director ceases to be a member of board of Directors. The following table summarizes the DSU movements:

	For the year ended December 31
	2025	2024
Opening balance	315,640	386,240
Granted	145,000	-
Shares issued	(90,600)	(70,600)
Ending balance	370,040	315,640

The fair value of DSU granted during the year was $476 (2024: $Nil) determined based on the market value of the Company shares at the date of issuance. For the year ended December 31, 2025, total share‐based compensation relating to DSUs was $673 (2024: $199), of which all is included in general and administrative expenses.

(f) Warrants

For the year ended	December 31, 2025		December 31, 2024
	Number of warrants	WAEP*	Number of warrants	WAEP*
Opening balance	837,807	C$2.50	-	C$-
Mako replacement warrants**	-	-	841,503	2.50
Exercised	(793,807)	2.50	(3,696)	2.50
Expired	(44,000)	2.50
Ending balance	-	C$-	837,807	C$2.50
Weighted average remaining contractual life	-		0.38 years

* WAEP = Weighted average exercise price

**Make replacement warrants are issued on acquisition of GoldSource

The fair value of warrants issued during 2024 was estimated using the Black-Scholes option pricing model with the following assumptions: risk free interest rate of 4.05%, expected volatility of 57.55%, expected life of 0.9 years, and an expected dividend yield of Nil.